Schedule of Other Financial Assets At Fair Value Through Profit Or loss Explanatory (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Loan to Alaska Asia Clean Energy Corp			$ 62,226
Total		786,890	1,929,321
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment in Alaska Asia Clean Energy Corp at fair value		255,537	511,073
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment in Alaska Asia Clean Energy Corp at fair value		205,887	205,887
Provision for impairment investments at fair value		(154,416)
Noncurrent assets investment at fair value	[1]	51,471	205,887
Loan to Alaska Asia Clean Energy Corp	[2]	1,919,526	1,150,135
Provision for impairment	[1]	$ (1,439,644)

[1]	A provision has been recognized in relation to a the investment and receivable held at fair value in accordance with IFRS 9. However, management has assessed that the consolidated entity retains legally enforceable rights to the outstanding amount and considers the amount to be recoverable
[2]	This loan is recorded at amortized cost not fair value